Cover	Sep. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2025
Entity File Number	333-198772
Entity Registrant Name	Alpha Investment Inc.
Entity Central Index Key	0001616736
Entity Tax Identification Number	90-0998139
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E 5th St.
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	305
Local Phone Number	704-3294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false